STATEMENTS OF PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Series A-2 preferred stock
Initial public offering issuance costs		$ 0
Series A-3 preferred stock
Initial public offering issuance costs	$ 0
Series B Preferred Stock
Initial public offering issuance costs	$ 485